Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	€ 361,719	€ 302,924
Cost of sales	(143,685)	(118,056)
Gross profit	218,034	184,868
Operating expenses
Selling and distribution expenses	(118,155)	(103,484)
General and administrative expenses	(24,104)	(34,391)
Foreign exchange loss	(11,871)	(11,655)
Other income, net	126	232
Profit from operations	64,030	35,570
Finance cost, net	(24,778)	(36,050)
Profit (loss) before tax	39,252	(480)
Income tax expense	(19,133)	(6,674)
Net profit (loss)	20,119	(7,154)
Items that will be reclassified to profit (loss) if certain conditions are met:
Cumulative translation adjustment gain (loss)	103,413	(37,616)
Net position of fair value changes of the cash flow hedge		(961)
Items that will not be reclassified to profit in subsequent periods:
Other comprehensive income (loss), net of tax	103,413	(38,577)
Total comprehensive income (loss)	€ 123,532	€ (45,731)
Earnings per share
Basic	€ 0.11	€ (0.04)
Diluted	€ 0.11	€ (0.04)